Document and Entity Information Document	May 20, 2021	Apr. 16, 2021
Cover [Abstract]
Entity Central Index Key	0001101302
Entity Registrant Name	ENTEGRIS INC
Amendment Flag	false
Document Type	8-K
Document Period End Date	May 20, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32598
Entity Tax Identification Number	41-1941551
Entity Address, Address Line One		129 Concord Road,
Entity Address, City or Town		Billerica,
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		01821
City Area Code	(978)
Local Phone Number	436-6500
Title of 12(b) Security	Common stock, $0.01 par value per share
Trading Symbol	ENTG
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false